Capital Stock and Changes in Capital Accounts, Series D Preferred Stock (Details) $ / shares in Units, $ in Thousands								12 Months Ended
	Sep. 11, 2024 USD ($) $ / shares shares	Oct. 17, 2023 shares	Jun. 09, 2023 USD ($) $ / shares shares	Feb. 08, 2023 USD ($) $ / shares shares	Dec. 15, 2022 USD ($) $ / shares shares	Sep. 21, 2022 USD ($) $ / shares shares	Sep. 20, 2022 USD ($) shares	Dec. 31, 2024 USD ($) Dividend $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Nov. 29, 2021 $ / shares
Preferred Stock [Abstract]
Threshold beneficial ownership percentage								49.00%
Preferred stock, par value (in dollars per share) | $ / shares								$ 0.01	$ 0.01		$ 0.01
Preferred stock, shares issued (in shares)								533,136	520,459
Preferred stock, shares outstanding (in shares)								533,136	520,459
DSI [Member]
Preferred Stock [Abstract]
Number of special stock dividends declared | Dividend								2
Series D Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, liquidation preference (in dollars per share) | $ / shares				$ 1,000		$ 1,000		$ 1,000
Preferred stock, dividend rate								7.00%
Consecutive trading day period								10 days
Preferred stock, par value (in dollars per share) | $ / shares				0.01		0.01		$ 0.01	$ 0.01
Preferred stock, stated value (in dollars per share) | $ / shares				$ 1,000		$ 1,000
Preferred stock, aggregate liquidation preference | $				$ 13,157		$ 25,000
Shares redeemed (in shares)								97
Deemed dividend upon redemption of preferred stock | $			$ 154		$ 134			$ 26	$ 154	$ 134
Deemed dividend per share upon redemption of preferred stock (in dollars per share) | $ / shares			$ 0.0779		$ 0.0372
Preferred stock, shares issued (in shares)								23,083	13,738
Preferred stock, shares outstanding (in shares)								23,083	13,738
Series D Preferred Stock [Member] | M/T Zeze Start [Member]
Preferred Stock [Abstract]
Preferred stock, liquidation preference (in dollars per share) | $ / shares	$ 1,000
Shares issued (in shares)	9,442
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01
Preferred stock, stated value (in dollars per share) | $ / shares	$ 1,000
Preferred stock, aggregate liquidation preference | $	$ 9,442
Series D Preferred Stock [Member] | DSI [Member]
Preferred Stock [Abstract]
Shares redeemed (in shares)			8,590		15,828
Shares distributed (in shares)			4,567		9,172
Series D Preferred Stock [Member] | Related Party [Member]
Preferred Stock [Abstract]
Shares redeemed (in shares)								97	1
Series D Preferred Stock [Member] | Related Party [Member] | DSI [Member]
Preferred Stock [Abstract]
Shares issued (in shares)				13,157		25,000	25,000
Fair value of stock issued | $				$ 10,000			$ 17,600
Series D Preferred Stock [Member] | Level 1 [Member] | Related Party [Member] | DSI [Member]
Preferred Stock [Abstract]
Fair value of stock issued | $			$ 6,683		$ 11,277
Common Stock [Member]
Preferred Stock [Abstract]
Shares issued (in shares)									615,000	6,407
Shares issued upon redemption of preferred stock (in shares)								56,381
Common Stock [Member] | DSI [Member]
Preferred Stock [Abstract]
Shares issued upon redemption of preferred stock (in shares)			1,977,106		360,055
Common Stock [Member] | Related Party [Member]
Preferred Stock [Abstract]
Shares issued upon redemption of preferred stock (in shares)								56,381	385
Common Stock [Member] | Related Party [Member] | DSI [Member]
Preferred Stock [Abstract]
Shares issued upon redemption of preferred stock (in shares)		3,649,474
Common Stock [Member] | Series D Preferred Stock [Member]
Preferred Stock [Abstract]
Shares issued upon redemption of preferred stock (in shares)									1,977,491	360,055
Preferred Stock [Member] | Series D Preferred Stock [Member]
Preferred Stock [Abstract]
Shares issued (in shares)								9,442	13,157	25,000
Shares redeemed (in shares)								97	8,591	15,828